SHARE CAPITAL (Details) $ / shares in Units, $ in Millions	1 Months Ended			12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	May 31, 2022 USD ($) $ / shares shares	Oct. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 ₪ / shares	May 13, 2022 ₪ / shares shares
Disclosure of classes of share capital [line items]
Par value per share | ₪ / shares							₪ 0.01
Authorized ordinary shares | shares							1,594,000,000
Share issuance expenses		$ 0.6
Warrant issuance expense	$ 0.6
Pre-funded warrants
Disclosure of classes of share capital [line items]
Exercise price of warrants | $ / shares		$ 0.001
ADS
Disclosure of classes of share capital [line items]
Number of shares issued | shares	486,504	10,563,380		486,504
Proceeds from issuance of shares		$ 14.4
At-the-market equity offering program | ADS
Disclosure of classes of share capital [line items]
Number of shares issued | shares	1,223,292			1,223,292	87,624
Proceeds from issuance of shares				$ 2.0	$ 0.8
Average share price | $ / shares				$ 1.67	$ 9.03
At-the-market equity offering program | ADS | Maximum
Disclosure of classes of share capital [line items]
Proceeds from issuance of shares, gross				$ 100.0
Private Placements | ADS | Kukbo Co. Ltd.
Disclosure of classes of share capital [line items]
Authorised proceeds from issuance of shares			$ 10.0
Tranche One | ADS | Kukbo Co. Ltd.
Disclosure of classes of share capital [line items]
Number of shares issued | shares			827,586
Proceeds from issuance of shares			$ 5.0
Authorised proceeds from issuance of shares			$ 5.0
Purchase price (per share) | $ / shares			$ 6.04
Share premium (as a percent)			20.00%
Number of days weighted average in determination of share premium				30 days
Tranche Two | ADS | Kukbo Co. Ltd.
Disclosure of classes of share capital [line items]
Authorised proceeds from issuance of shares			$ 5.0
Share premium (as a percent)			20.00%
Number of days weighted average in determination of share premium				30 days
Consideration receivable	$ 5.0			$ 5.0
Ordinary shares.
Disclosure of classes of share capital [line items]
Par value per share | ₪ / shares						₪ 0.01
Authorized ordinary shares | shares	1,594,000,000			1,594,000,000	794,000,000
Issued and paid ordinary shares | shares	931,962,000			931,962,000	524,016,000
Ordinary shares. | ADS
Disclosure of classes of share capital [line items]
Number of shares issued | shares	32,000,000			32,000,000
Proceeds from issuance of shares, gross	$ 8.0
Ordinary shares. | Stock Options
Disclosure of classes of share capital [line items]
Number of shares issued | shares					565,998
Proceeds from exercise of options					$ 4.0
Warrants.
Disclosure of classes of share capital [line items]
Share issuance expenses		0.3
Gross consideration		$ 8.1
Warrants. | May 2022
Disclosure of classes of share capital [line items]
Risk-free interest rate				4.00%
Average standard deviation				81.75%
Warrants. | ADS
Disclosure of classes of share capital [line items]
Number of warrants to purchase shares | shares	32,000,000			32,000,000
Warrants issued | shares		13,204,225
Warrants, exercisable term	5 years	6 months
Warrants term		5 years 6 months
Exercise price of warrants | $ / shares	$ 0.25	$ 1.48		$ 0.25
Risk-free interest rate				3.99%
Average standard deviation				81.71%
Equity component
Disclosure of classes of share capital [line items]
Share issuance expenses		$ 0.3
Gross consideration		$ 6.9
Preferred shares
Disclosure of classes of share capital [line items]
Authorized preferred shares (reserved) | shares	6,000,000			6,000,000	6,000,000